Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2021 item customer	Dec. 31, 2020 item customer	Dec. 31, 2019 customer item
Accounts payable risk
Concentration and risks
Number of major suppliers | item	1	2
Revenues
Concentration and risks
Number of major customers | customer	2	1	0
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk	14.00%
Revenues | Customer risk | Customer B
Concentration and risks
Significant credit risk	11.00%	14.00%
Accounts Receivable, net
Concentration and risks
Number of major customers | customer	3	3
Accounts Receivable, net | Accounts receivable risk | Customer A
Concentration and risks
Significant credit risk	20.00%
Accounts Receivable, net | Accounts receivable risk | Customer C,D,E
Concentration and risks
Significant credit risk		44.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	0	0	0
Accounts payable | Accounts payable risk | Supplier I
Concentration and risks
Significant credit risk		34.00%
Accounts payable | Accounts payable risk | Supplier II
Concentration and risks
Significant credit risk		21.00%
Accounts payable | Accounts payable risk | Supplier III
Concentration and risks
Significant credit risk	15.00%